Schedule of Investments July 31, 2022 (Unaudited)
Jackson Square SMID-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.0%
Communication Services - 13.9%
Liberty Broadband - Class C*	216,344	$23,566,352
New York Times - Class A	2,441,522	78,006,628
Vimeo*	3,007,871	16,723,763
Warner Music Group	939,661	28,189,830
		146,486,573
Consumer Discretionary - 8.5%
Allbirds*	901,193	4,632,132
Farfetch - Class A*	1,885,736	14,972,744
Papa John's International	329,245	31,571,303
Peloton Interactive*	968,129	9,187,544
Wyndham Hotels & Resorts	417,486	28,977,703
		89,341,426
Consumer Staples - 5.3%
Grocery Outlet Holding*	1,303,203	55,672,832

Financials - 9.8%
LendingClub *	2,300,174	31,857,410
LPL Financial Holdings	182,260	38,260,019
MarketAxess Holdings	121,956	33,023,246
		103,140,675
Health Care - 24.9%
ABIOMED*	123,480	36,180,875
Azenta	656,220	44,793,577
Bio-Techne	149,218	57,490,711
Catalent*	337,851	38,210,948
Charles River Laboratories International*	143,441	35,937,708
Pacific Biosciences of California*	5,875,670	25,676,678
Twist Bioscience*	542,920	23,747,321
		262,037,818
Industrials - 16.7%
Graco	636,581	42,752,780
Howmet Aerospace	679,369	25,224,971
Lyft - Class A*	757,560	10,499,781
SiteOne Landscape Supply*	4,275	595,636
Upwork*	1,940,228	36,010,632
Westinghouse Air Brake Technologies	646,330	60,412,465
		175,496,265
Information Technology - 17.9%
Aspen Technology*	158,187	32,284,385
Coupa Software*	401,886	26,291,382
Dolby Laboratories - Class A	576,408	44,613,979
Elastic*	549,931	43,933,988
Wix.com*	697,524	41,384,099
		188,507,833
TOTAL COMMON STOCKS
(Cost $1,401,510,789)		1,020,683,422

SHORT-TERM INVESTMENT - 2.6%
Money Market Deposit Account - 2.6%
U.S. Bank N.A., 1.00% (a)
Total Money Market Deposit Account	27,396,606	27,396,606
TOTAL SHORT-TERM INVESTMENT
(Cost $27,396,606)		27,396,606

Total Investments - 99.6%
(Cost $1,428,907,395)		1,048,080,028
Other Assets and Liabilities, Net - 0.4%		3,734,738
Total Net Assets - 100.0%		$1,051,814,766

*	Non-income producing security.
(a)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,020,683,422	$-	$-	$1,020,683,422
Short-Term Investment	27,396,606	–	–	27,396,606
Total Investments in Securities	$1,048,080,028	$-	$-	$1,048,080,028

Refer to the Schedule of Investments for further information on the classification of investments.